Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT3-0725
1.9904897.103
Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	250,000	249,730
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8293% 4/23/2037 (b)(c)(d)	550,000	552,567
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	500,000	500,988
TOTAL BAILIWICK OF JERSEY		1,303,285
GRAND CAYMAN (UK OVERSEAS TER) - 3.7%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	250,000	250,024
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	250,000	250,733
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	250,000	250,089
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	250,000	250,144
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	250,000	250,075
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	250,000	250,265
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	200,000	200,186
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	250,000	248,627
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	250,000	250,000
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	250,000	250,483
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	250,000	249,250
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	250,000	250,528
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	250,000	249,857
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	250,000	249,861
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	300,000	300,647
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	250,000	251,092
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	255,876	255,970
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	250,000	251,022
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	250,000	250,736
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	250,000	250,010
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,009,599
MULTI-NATIONAL - 0.3%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	250,000	250,740
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	150,000	149,581
TOTAL MULTI-NATIONAL		400,321
UNITED STATES - 0.6%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	250,000	249,860
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	250,000	249,833
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	250,000	249,224
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	97,000	94,101
TOTAL UNITED STATES		843,018
TOTAL ASSET-BACKED SECURITIES (Cost $7,540,140)		7,556,223

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(d)(e)(f)	15,000	14,813
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(d)(f)	20,947	19,241
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(f)	1,995	1,776
TOTAL FRANCE		21,017
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(d)(f)	14,202	10,438
UNITED STATES - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(d)(f)	3,023	2,290
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(e)(f)	16,249	14,944
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(e)(f)	12,751	11,727
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(d)(f)	34,949	34,566
		63,527
Media - 0.0%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(d)(f)	6,985	6,889
TOTAL COMMUNICATION SERVICES		70,416

Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(d)(f)	19,905	18,860
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(d)(f)	58,642	49,931
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(d)(f)	15,959	15,500
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(d)(f)	15,000	14,865
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(d)(f)	11,000	10,189
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(d)(f)	14,961	14,540
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(d)(f)	50,680	48,679
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(d)(f)	4,974	4,812
		108,585
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(d)(f)	28,993	25,497
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(d)(f)	15,000	14,912
		40,409
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(d)(f)	9,900	8,864
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(d)(f)	19,895	17,760
		26,624
TOTAL CONSUMER DISCRETIONARY		244,409

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(d)(f)	5,044	4,666
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(d)(f)	1,470	1,359
		6,025
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(d)(f)	81,000	43,830
Financials - 0.0%
Financial Services - 0.0%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(d)(e)(f)	6,000	5,940
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(d)(f)	15,000	14,855
		20,795
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(d)(f)	16,000	15,419
TOTAL FINANCIALS		36,214

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(d)(f)	1,673	1,481
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(d)(f)	8,000	7,829
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(d)(f)	4,963	3,330
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(d)(e)(f)	15,000	14,888
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(d)(f)	16,070	15,918
		43,446
Industrials - 0.0%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(d)(f)	8,000	7,198
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(d)(f)	25,882	21,515
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(d)(f)	19,924	18,598
		40,113
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(d)(f)	9,931	9,173
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(d)(f)	9,974	9,649
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(d)(f)	997	935
		10,584
TOTAL INDUSTRIALS		67,068

Information Technology - 0.1%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(d)(f)	15,000	15,129
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(d)(f)	2,000	1,613
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(d)(f)	20,930	19,609
		21,222
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(d)(f)	1,411	1,398
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(d)(f)	61,552	60,677
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(d)(f)	13,000	11,212
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(d)(f)	5,000	4,873
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(d)(f)	15,961	15,447
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(d)(f)	11,000	10,570
		104,177
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(d)(f)	40,000	39,400
TOTAL INFORMATION TECHNOLOGY		179,928

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(d)(f)	1,974	1,617
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(d)(f)(g)	466	466
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(d)(f)	735	735
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(d)(f)	19,938	18,914
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(d)(f)	17,000	16,876
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(d)(f)	1,412	1,355
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(d)(f)	31,125	29,764
		69,727
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(d)(e)(f)	20,000	17,563
TOTAL MATERIALS		87,290

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(d)(f)	48,975	48,363
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(d)(f)	30,881	30,620
		78,983
TOTAL UNITED STATES		857,609
TOTAL BANK LOAN OBLIGATIONS (Cost $933,619)		903,877

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	219,000	217,358
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.0935% 8/15/2036 (b)(c)(d)	250,000	238,771
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (c)	100,000	103,233
TOTAL UNITED STATES		559,362
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $563,810)		559,362

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	698	1,738
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(i)	268	3,385
Cano Health LLC warrants (h)(i)	29	130
		3,515
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	99	593
Spirit Aviation Holdings Inc	75	449
		1,042
TOTAL UNITED STATES		6,295
TOTAL COMMON STOCKS (Cost $20,367)		6,295

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	39,733	38,135
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	14,000	12,797
ON Semiconductor Corp 0% 5/1/2027 (j)	12,000	12,946
Wolfspeed Inc 1.875% 12/1/2029	61,000	10,980
		36,723
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (c)(j)	26,000	24,180
Core Scientific Inc 3% 9/1/2029 (c)	2,000	2,550
		26,730
TOTAL INFORMATION TECHNOLOGY		63,453

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	27,000	25,502
Redfin Corp 0.5% 4/1/2027	43,000	38,218
		63,720
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	12,000	12,449
TOTAL UNITED STATES		177,757
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $193,083)		177,757

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (h) (Cost $20,588)	855	20,588

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	89,272
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	475,000	316,108
COLOMBIA - 0.4%
Colombian Republic 7.375% 4/25/2030		200,000	205,980
Colombian Republic 7.75% 11/7/2036		200,000	193,900
Colombian Republic 8% 11/14/2035		200,000	200,200
TOTAL COLOMBIA			600,080
GERMANY - 0.1%
German Federal Republic 0% 8/15/2030 (k)	EUR	100,000	102,100
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		700,000	575,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,662,299)			1,682,610

Non-Convertible Corporate Bonds - 29.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (c)		21,000	20,980
Mineral Resources Ltd 8.125% 5/1/2027 (c)		21,000	21,016
Mineral Resources Ltd 8.5% 5/1/2030 (c)		101,000	100,040

TOTAL AUSTRALIA			142,036
BELGIUM - 0.1%
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.375% 4/19/2030 (d)(k)	EUR	100,000	119,376
CANADA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 3.4% 5/13/2032		200,000	178,581
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		4,000	4,031
Rogers Communications Inc 7.125% 4/15/2055 (d)		4,000	4,006
			8,037
TOTAL COMMUNICATION SERVICES			186,618

Consumer Discretionary - 0.0%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (c)(l)		5,000	5,000
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		40,000	40,231
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		4,000	4,079
			44,310
TOTAL CONSUMER DISCRETIONARY			49,310

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)		150,000	98,962
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(k)	EUR	100,000	112,704
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (c)		177,000	176,885
Bombardier Inc 6.75% 6/15/2033 (c)		10,000	10,140
Bombardier Inc 7% 6/1/2032 (c)		10,000	10,227
Bombardier Inc 7.25% 7/1/2031 (c)		5,000	5,156
			202,408
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (c)		81,000	75,387
Open Text Corp 3.875% 2/15/2028 (c)		14,000	13,411
Open Text Holdings Inc 4.125% 12/1/2031 (c)		6,000	5,436
Open Text Holdings Inc 4.125% 2/15/2030 (c)		5,000	4,668
			98,902
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		4,000	3,824
NOVA Chemicals Corp 7% 12/1/2031 (c)		7,000	7,321
NOVA Chemicals Corp 9% 2/15/2030 (c)		7,000	7,536
			18,681
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		25,000	24,858
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (c)		15,000	14,998
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		5,000	4,955
Hudbay Minerals Inc 6.125% 4/1/2029 (c)		7,000	7,018
			26,971
TOTAL MATERIALS			70,510

TOTAL CANADA			819,414
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		34,000	32,417
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		13,000	13,009
TOTAL CHILE			45,426
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		40,000	18,320
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		21,000	14,700
			33,020
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		23,000	19,889
TOTAL COLOMBIA			52,909
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		16,000	15,578
DENMARK - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg Breweries A/S 3.25% 2/28/2032 (k)	EUR	100,000	113,385
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (k)	EUR	100,000	114,088
TOTAL DENMARK			227,473
FINLAND - 0.2%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		17,000	17,675
Financials - 0.1%
Banks - 0.1%
Nordea Bank Abp 2.5% 5/23/2029 (k)	EUR	100,000	112,331
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (k)	EUR	100,000	121,448
TOTAL FINLAND			251,454
FRANCE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (c)		74,000	62,443
Altice France SA 5.5% 1/15/2028 (c)		30,000	25,824
Altice France SA 5.5% 10/15/2029 (c)		5,000	4,248
Iliad Holding SASU 8.5% 4/15/2031 (c)		68,000	71,625
			164,140
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA 3.438% 4/7/2033 (k)	EUR	100,000	114,978
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)		101,000	105,374
Viridien 10% 10/15/2030 (c)		52,000	49,071
			154,445
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 3.945% 2/18/2037 (d)(k)	EUR	100,000	112,813
BNP Paribas SA 4.042% 1/10/2032 (d)(k)	EUR	100,000	117,558
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		100,000	102,429
BPCE SA 3.875% 1/11/2029 (k)	EUR	100,000	116,998
Societe Generale SA 3.75% 7/15/2031 (d)(k)	EUR	100,000	115,512
Societe Generale SA 5.249% 5/22/2029 (c)(d)		330,000	331,492
Societe Generale SA 5.5% 4/13/2029 (c)(d)		200,000	202,419
			1,099,221
TOTAL FRANCE			1,532,784
GERMANY - 0.7%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (c)		5,000	4,748
Financials - 0.2%
Financial Services - 0.2%
KfW 2.75% 5/15/2030 (k)	EUR	200,000	231,300
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 6.5% 11/21/2033 (c)		200,000	208,242
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.625% 3/24/2031 (k)	EUR	100,000	97,386
Utilities - 0.3%
Electric Utilities - 0.2%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (d)(k)	EUR	100,000	112,144
EnBW International Finance BV 3.85% 5/23/2030 (k)	EUR	100,000	118,405
			230,549
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 3.625% 1/10/2032 (k)	EUR	100,000	116,541
Multi-Utilities - 0.0%
E.ON SE 0.625% 11/7/2031 (k)	EUR	100,000	98,126
TOTAL UTILITIES			445,216

TOTAL GERMANY			986,892
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		22,000	21,142
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		2,000	1,633
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		15,000	13,029

TOTAL GHANA			35,804
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		20,000	20,225
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (c)		200,000	190,398
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		7,000	6,456
TOTAL HONG KONG			196,854
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (d)(k)	EUR	150,000	183,992
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		16,000	15,771
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		45,000	44,733
GGAM Finance Ltd 6.875% 4/15/2029 (c)		5,000	5,093
GGAM Finance Ltd 8% 2/15/2027 (c)		40,000	41,159
GGAM Finance Ltd 8% 6/15/2028 (c)		40,000	42,021
			133,006
TOTAL IRELAND			332,769
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(k)		6,000	5,914
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(k)		8,000	7,592
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(k)		9,000	8,262
Energean PLC 6.5% 4/30/2027 (c)		37,000	36,168

TOTAL ISRAEL			57,936
ITALY - 0.6%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (k)	EUR	100,000	116,898
UniCredit SpA 5.459% 6/30/2035 (c)(d)		1,000	978
			117,876
Utilities - 0.5%
Electric Utilities - 0.2%
Enel Finance International NV 0.875% 1/17/2031 (k)	EUR	100,000	100,828
Enel Finance International NV 5.125% 6/26/2029 (c)		200,000	202,480
			303,308
Gas Utilities - 0.3%
Snam SpA 5% 5/28/2030 (c)		350,000	349,531
TOTAL UTILITIES			652,839

TOTAL ITALY			770,715
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		53,000	40,510
Altice France Holding SA 6% 2/15/2028 (c)		20,000	7,284
			47,794
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (k)	EUR	200,000	234,575
TOTAL LUXEMBOURG			282,369
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		8,000	8,032
MULTI-NATIONAL - 0.2%
Financials - 0.2%
Banks - 0.2%
European Investment Bank 2.25% 3/15/2030 (k)	EUR	200,000	226,270
NETHERLANDS - 0.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (k)	EUR	100,000	114,703
Entertainment - 0.2%
Universal Music Group NV 4% 6/13/2031 (k)	EUR	200,000	236,759
TOTAL COMMUNICATION SERVICES			351,462

Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (c)		150,000	125,484
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1% 1/19/2034 (k)	EUR	100,000	93,465
Cooperatieve Rabobank UA 1.125% 5/7/2031 (k)	EUR	100,000	101,305
ING Groep NV 1.4% 7/1/2026 (c)(d)		200,000	199,431
ING Groep NV 4.5% 5/23/2029 (d)(k)	EUR	100,000	118,966
			513,167
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	121,169
TOTAL NETHERLANDS			1,111,282
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (c)		10,000	9,775
IHS Holding Ltd 6.25% 11/29/2028 (c)		32,000	30,900
IHS Holding Ltd 7.875% 5/29/2030 (c)		45,000	44,382
IHS Holding Ltd 8.25% 11/29/2031 (c)		40,000	39,762

TOTAL NIGERIA			124,819
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4% 3/14/2029 (d)(k)	EUR	100,000	117,999
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		15,000	14,705
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		50,000	49,759
TOTAL PANAMA			64,464
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		19,000	18,445
PORTUGAL - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (k)	EUR	100,000	115,472
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		10,000	7,250
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		35,000	29,586
SPAIN - 0.4%
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		200,000	204,424
CaixaBank SA 6.25% 2/23/2033 (d)(k)	EUR	100,000	121,423
			325,847
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 2% 2/15/2033 (k)	EUR	100,000	100,891
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 3.375% 11/22/2032 (k)	EUR	100,000	115,150
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)		25,000	23,931
TOTAL UTILITIES			139,081

TOTAL SPAIN			565,819
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB 3.375% 5/29/2030 (k)	EUR	100,000	116,492
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(k)	EUR	100,000	108,611
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		44,000	40,309
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		1,000	807
			41,116
TOTAL SWITZERLAND			149,727
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		91,000	92,504
UNITED KINGDOM - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		6,000	5,718
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (k)	EUR	100,000	113,042
InterContinental Hotels Group PLC 3.375% 10/8/2028 (k)	GBP	100,000	127,538
			240,580
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (k)	GBP	100,000	109,995
TOTAL CONSUMER DISCRETIONARY			350,575

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (k)	EUR	100,000	102,215
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (k)	EUR	100,000	119,585
			221,800
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (k)	EUR	100,000	117,772
TOTAL CONSUMER STAPLES			339,572

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		47,000	51,821
Financials - 0.8%
Banks - 0.6%
Barclays PLC 0.577% 8/9/2029 (d)(k)	EUR	100,000	105,730
Barclays PLC 8.407% 11/14/2032 (d)(k)	GBP	100,000	142,756
HSBC Holdings PLC 3% 5/29/2030 (d)	GBP	100,000	123,949
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(k)	EUR	100,000	121,604
NatWest Group PLC 3.575% 9/12/2032 (d)(k)	EUR	200,000	229,746
Virgin Money UK PLC 7.625% 8/23/2029 (d)(k)	GBP	100,000	144,449
			868,234
Financial Services - 0.1%
Nationwide Building Society 3.828% 7/24/2032 (d)(k)	EUR	100,000	116,028
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (k)	GBP	100,000	150,638
TOTAL FINANCIALS			1,134,900

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	130,580
Industrials - 0.2%
Ground Transportation - 0.1%
Mobico Group PLC 4.875% 9/26/2031 (k)	EUR	100,000	103,923
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd 2.625% 3/16/2028 (k)	GBP	100,000	125,866
TOTAL INDUSTRIALS			229,789

Utilities - 0.4%
Electric Utilities - 0.2%
NGG Finance PLC 2.125% 9/5/2082 (d)(k)	EUR	100,000	110,469
SSE PLC 1.75% 4/16/2030 (k)	EUR	100,000	106,966
			217,435
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		116,000	114,698
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (k)	EUR	150,000	174,095
TOTAL UTILITIES			506,228

TOTAL UNITED KINGDOM			2,749,183
UNITED STATES - 20.6%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.25% 2/1/2032		280,000	237,560
Level 3 Financing Inc 10% 10/15/2032 (c)		3,000	3,015
Level 3 Financing Inc 11% 11/15/2029 (c)		2,061	2,338
Level 3 Financing Inc 3.625% 1/15/2029 (c)		8,000	6,640
Level 3 Financing Inc 3.75% 7/15/2029 (c)		40,000	32,827
Level 3 Financing Inc 3.875% 10/15/2030 (c)		9,000	7,583
Level 3 Financing Inc 4% 4/15/2031 (c)		35,000	28,963
Level 3 Financing Inc 4.25% 7/1/2028 (c)		2,000	1,779
Level 3 Financing Inc 4.5% 4/1/2030 (c)		34,000	29,902
Lumen Technologies Inc 4.125% 4/15/2030 (c)		5,000	4,856
Lumen Technologies Inc 4.5% 1/15/2029 (c)		1,000	885
Verizon Communications Inc 5.05% 5/9/2033		445,000	445,590
			801,938
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031		140,000	127,553
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (c)		12,000	12,155
ZipRecruiter Inc 5% 1/15/2030 (c)		43,000	37,089
			49,244
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		15,000	11,455
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		93,000	80,281
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		77,000	71,281
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		19,000	18,804
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		14,000	13,806
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (c)		94,000	93,767
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	20,092
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	42,681
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	23,016
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		38,000	38,499
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		46,000	48,178
CSC Holdings LLC 3.375% 2/15/2031 (c)		62,000	40,610
CSC Holdings LLC 4.625% 12/1/2030 (c)		37,000	17,020
Discovery Communications LLC 5% 9/20/2037		188,000	148,023
DISH DBS Corp 5.125% 6/1/2029		46,000	30,243
DISH DBS Corp 7.375% 7/1/2028		5,000	3,434
EchoStar Corp 10.75% 11/30/2029		20,529	20,632
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		13,529	11,634
Univision Communications Inc 7.375% 6/30/2030 (c)		41,000	38,330
Univision Communications Inc 8% 8/15/2028 (c)		5,000	5,003
Univision Communications Inc 8.5% 7/31/2031 (c)		117,000	112,339
Warnermedia Holdings Inc 4.279% 3/15/2032		200,000	169,714
Warnermedia Holdings Inc 5.141% 3/15/2052		403,000	261,248
			1,320,090
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.875% 4/15/2030		240,000	231,424
TOTAL COMMUNICATION SERVICES			2,530,249

Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		26,000	25,811
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		100,000	100,717
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		68,000	68,340
			169,057
Broadline Retail - 0.1%
CMG Media Corp 8.875% 6/18/2029 (c)		9,000	8,280
GrubHub Holdings Inc 5.5% 7/1/2027 (c)		14,000	12,915
Kohl's Corp 4.25% 7/17/2025		10,000	9,925
Nordstrom Inc 4.375% 4/1/2030		10,000	9,022
Wayfair LLC 7.25% 10/31/2029 (c)		77,000	74,993
Wayfair LLC 7.75% 9/15/2030 (c)		44,000	43,109
			158,244
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (c)		71,000	69,914
StoneMor Inc 8.5% 5/15/2029 (c)		21,000	19,358
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		30,000	29,929
			119,201
Hotels, Restaurants & Leisure - 0.4%
Aramark Services Inc 5% 2/1/2028 (c)		5,000	4,947
Carnival Corp 5.75% 3/15/2030 (c)		65,000	65,152
Carnival Corp 5.875% 6/15/2031 (c)		25,000	25,015
Carnival Corp 6% 5/1/2029 (c)		153,000	153,404
Carnival Corp 6.125% 2/15/2033 (c)		26,000	26,070
CEC Entertainment LLC 6.75% 5/1/2026 (c)		23,000	22,626
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		32,000	31,200
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		62,000	55,183
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		5,000	5,034
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		7,000	7,069
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		5,000	5,077
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		26,000	19,586
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		7,000	7,006
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		126,000	126,305
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		15,000	14,826
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		10,000	10,036
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		15,000	15,203
Yum! Brands Inc 4.625% 1/31/2032		5,000	4,741
			598,480
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		7,000	6,868
LGI Homes Inc 7% 11/15/2032 (c)		10,000	9,286
Newell Brands Inc 6.375% 5/15/2030		7,000	6,569
Newell Brands Inc 6.875% 4/1/2036 (m)		2,000	1,838
Newell Brands Inc 7% 4/1/2046 (m)		35,000	28,458
Newell Brands Inc 8.5% 6/1/2028 (c)		20,000	20,691
Tri Pointe Homes Inc 5.25% 6/1/2027		4,000	3,960
Tri Pointe Homes Inc 5.7% 6/15/2028		7,000	6,977
			84,647
Specialty Retail - 0.6%
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		3,383	3,567
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		43,473	50,425
Carvana Co 4.875% 9/1/2029 (c)		5,000	4,450
Carvana Co 5.625% 10/1/2025 (c)		41,000	40,752
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		3,843	3,949
Champions Financing Inc 8.75% 2/15/2029 (c)		16,000	14,903
Home Depot Inc/The 3.25% 4/15/2032		130,000	118,805
LBM Acquisition LLC 6.25% 1/15/2029 (c)		18,000	14,456
Lowe's Cos Inc 3.75% 4/1/2032		130,000	120,982
Lowe's Cos Inc 4.25% 4/1/2052		130,000	98,637
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		12,000	12,191
Staples Inc 10.75% 9/1/2029 (c)		43,000	38,927
Staples Inc 12.75% 1/15/2030 (c)		20,058	12,912
TJX Cos Inc/The 3.875% 4/15/2030		120,000	117,593
			652,549
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (c)		7,000	6,256
Tapestry Inc 3.05% 3/15/2032		200,000	174,524
			180,780
TOTAL CONSUMER DISCRETIONARY			1,988,769

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		15,000	14,591
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		12,000	12,182
C&S Group Enterprises LLC 5% 12/15/2028 (c)		24,000	20,424
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		42,000	43,785
Performance Food Group Inc 4.25% 8/1/2029 (c)		6,000	5,718
Performance Food Group Inc 6.125% 9/15/2032 (c)		14,000	14,113
US Foods Inc 5.75% 4/15/2033 (c)		7,000	6,877
			117,690
Food Products - 0.3%
General Mills Inc 2.25% 10/14/2031		350,000	300,167
Post Holdings Inc 4.5% 9/15/2031 (c)		14,000	12,765
Post Holdings Inc 4.625% 4/15/2030 (c)		6,000	5,678
Post Holdings Inc 6.25% 10/15/2034 (c)		5,000	4,939
Post Holdings Inc 6.25% 2/15/2032 (c)		5,000	5,084
Post Holdings Inc 6.375% 3/1/2033 (c)		68,000	67,503
			396,136
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		19,000	19,156
TOTAL CONSUMER STAPLES			532,982

Energy - 0.7%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		16,000	15,974
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		5,000	5,026
Nabors Industries Inc 7.375% 5/15/2027 (c)		14,000	13,441
Nabors Industries Ltd 7.5% 1/15/2028 (c)		21,000	17,543
Oceaneering International Inc 6% 2/1/2028		74,000	73,003
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		15,000	14,995
			139,982
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp 7.125% 2/1/2026 (c)		11,000	10,990
California Resources Corp 8.25% 6/15/2029 (c)		33,000	33,060
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		36,000	34,702
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		45,000	41,715
CNX Resources Corp 6% 1/15/2029 (c)		9,000	8,935
CNX Resources Corp 7.25% 3/1/2032 (c)		28,000	28,534
CNX Resources Corp 7.375% 1/15/2031 (c)		5,000	5,119
CVR Energy Inc 8.5% 1/15/2029 (c)		19,000	18,545
Excelerate Energy LP 8% 5/15/2030 (c)		12,000	12,423
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		30,000	30,440
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		45,000	45,186
Global Partners LP / GLP Finance Corp 7% 8/1/2027		5,000	5,012
Kinetik Holdings LP 6.625% 12/15/2028 (c)		71,000	72,410
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		16,000	15,427
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		7,000	6,341
New Fortress Energy Inc 6.5% 9/30/2026 (c)		5,000	2,994
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		43,000	43,175
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		15,000	14,341
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		15,000	15,449
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		156,000	149,447
Sunoco LP 6.25% 7/1/2033 (c)		19,000	19,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		40,000	38,327
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		66,000	65,910
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		75,000	71,478
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		15,000	15,666
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		15,000	15,796
			820,422
TOTAL ENERGY			960,404

Financials - 7.1%
Banks - 4.3%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	61,822
Bank of America Corp 4.623% 5/9/2029 (d)		632,000	631,850
Bank of America Corp 5.015% 7/22/2033 (d)		198,000	197,312
Bank of America Corp 5.162% 1/24/2031 (d)		550,000	558,149
Bank of America Corp 6.204% 11/10/2028 (d)		25,000	25,884
Citigroup Inc 2.666% 1/29/2031 (d)		579,000	524,366
Citigroup Inc 4.91% 5/24/2033 (d)		254,000	249,697
Citizens Financial Group Inc 5.718% 7/23/2032 (d)		91,000	92,898
Fifth Third Bancorp 4.895% 9/6/2030 (d)		100,000	100,239
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		63,000	61,331
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		33,000	33,965
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		340,000	300,752
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		224,000	218,350
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		287,000	285,301
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		26,000	25,767
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		83,000	84,204
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		550,000	558,537
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		98,000	99,707
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		500,000	493,764
Santander Holdings USA Inc 5.807% 9/9/2026 (d)		31,000	31,061
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	27,968
Wells Fargo & Co 5.15% 4/23/2031 (d)		112,000	113,341
Wells Fargo & Co 5.244% 1/24/2031 (d)		142,000	144,115
Wells Fargo & Co 5.499% 1/23/2035 (d)		778,000	782,415
Wells Fargo & Co 5.605% 4/23/2036 (d)		99,000	100,155
Western Alliance Bancorp 3% 6/15/2031 (d)		15,000	13,849
			5,816,799
Capital Markets - 1.3%
Coinbase Global Inc 3.625% 10/1/2031 (c)		6,000	5,222
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		152,000	134,244
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	127,675
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		20,000	20,511
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	61,510
Morgan Stanley 4.654% 10/18/2030 (d)		500,000	496,665
Morgan Stanley 4.889% 7/20/2033 (d)		313,000	308,318
Morgan Stanley 5.192% 4/17/2031 (d)		75,000	76,095
Morgan Stanley 5.32% 7/19/2035 (d)		300,000	298,044
Morgan Stanley 5.664% 4/17/2036 (d)		59,000	59,964
State Street Corp 3.031% 11/1/2034 (d)		200,000	182,311
			1,770,559
Consumer Finance - 0.5%
Ally Financial Inc 5.543% 1/17/2031 (d)		14,000	13,973
Ally Financial Inc 5.737% 5/15/2029 (d)		162,000	163,588
Ally Financial Inc 6.646% 1/17/2040 (d)		16,000	15,365
American Express Co 5.085% 1/30/2031 (d)		221,000	224,355
Encore Capital Group Inc 8.5% 5/15/2030 (c)		19,000	20,140
Navient Corp 7.875% 6/15/2032		15,000	15,128
OneMain Finance Corp 3.5% 1/15/2027		5,000	4,844
OneMain Finance Corp 3.875% 9/15/2028		133,000	124,710
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,056
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,106
OneMain Finance Corp 7.125% 9/15/2032 (l)		5,000	5,031
PRA Group Inc 8.875% 1/31/2030 (c)		13,000	13,325
SLM Corp 6.5% 1/31/2030		10,000	10,311
			622,932
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		148,000	133,730
Block Inc 6.5% 5/15/2032		70,000	71,539
Clue Opco LLC 9.5% 10/15/2031 (c)		6,000	6,177
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		5,000	4,953
NFE Financing LLC 12% 11/15/2029 (c)		33,941	14,562
Saks Global Enterprises LLC 11% 12/15/2029 (c)		24,000	11,520
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		7,000	7,088
WEX Inc 6.5% 3/15/2033 (c)		19,000	18,792
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		29,000	30,182
			298,543
Insurance - 0.7%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		10,000	9,893
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)		200,000	193,147
Equitable Financial Life Global Funding 5% 3/27/2030 (c)		146,000	146,893
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	181,089
Reinsurance Group of America Inc 5.75% 9/15/2034		230,000	233,036
Unum Group 4% 6/15/2029		240,000	233,072
			997,130
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		2,000	1,952
Starwood Property Trust Inc 6% 4/15/2030 (c)		5,000	4,986
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		80,000	80,960
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		10,000	10,142
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		40,000	41,583
			139,623
TOTAL FINANCIALS			9,645,586

Health Care - 1.8%
Biotechnology - 0.2%
Amgen Inc 3% 2/22/2029		260,000	246,621
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		21,000	15,906
			262,527
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (c)		7,000	7,198
Health Care Providers & Services - 1.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		7,000	7,133
AMN Healthcare Inc 4% 4/15/2029 (c)		26,000	23,890
Centene Corp 4.625% 12/15/2029		403,000	388,089
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		235,000	201,150
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		34,000	26,265
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		3,000	2,507
Cigna Group/The 3.4% 3/15/2051		150,000	97,378
CVS Health Corp 6.75% 12/10/2054 (d)		143,000	139,195
CVS Health Corp 7% 3/10/2055 (d)		42,000	42,305
DaVita Inc 3.75% 2/15/2031 (c)		80,000	70,857
DaVita Inc 6.75% 7/15/2033 (c)		20,000	20,207
DaVita Inc 6.875% 9/1/2032 (c)		19,000	19,301
Encompass Health Corp 4.625% 4/1/2031		12,000	11,442
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		18,000	17,927
Humana Inc 3.7% 3/23/2029		130,000	124,877
Humana Inc 5.75% 12/1/2028		110,000	113,563
ModivCare Inc 5% 10/1/2029 (c)		2,000	99
Molina Healthcare Inc 6.25% 1/15/2033 (c)		43,000	42,931
Owens & Minor Inc 10% 4/15/2030 (c)		22,000	22,979
Owens & Minor Inc 4.5% 3/31/2029 (c)		10,000	8,173
Owens & Minor Inc 6.625% 4/1/2030 (c)		22,000	18,631
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		46,000	44,530
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		15,000	15,240
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		23,476	23,593
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		1,048	1,012
Tenet Healthcare Corp 6.125% 10/1/2028		223,000	223,324
Tenet Healthcare Corp 6.125% 6/15/2030		12,000	12,108
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		33,000	33,541
			1,752,247
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		5,000	4,984
IQVIA Inc 5% 5/15/2027 (c)		14,000	13,910
			18,894
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		3,000	2,779
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		150,000	144,075
			146,854
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	62,581
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		61,000	51,257
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		10,000	9,303
Zoetis Inc 2% 5/15/2030		140,000	124,290
			247,431
TOTAL HEALTH CARE			2,435,151

Industrials - 1.2%
Aerospace & Defense - 0.2%
ATI Inc 4.875% 10/1/2029		92,000	89,240
ATI Inc 7.25% 8/15/2030		5,000	5,236
TransDigm Inc 4.875% 5/1/2029		6,000	5,809
TransDigm Inc 6% 1/15/2033 (c)		14,000	13,853
TransDigm Inc 6.375% 3/1/2029 (c)		75,000	76,222
TransDigm Inc 6.375% 5/31/2033 (c)		15,000	14,820
TransDigm Inc 6.625% 3/1/2032 (c)		5,000	5,108
			210,288
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)		53,000	52,225
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)		10,000	10,357
			62,582
Building Products - 0.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)		7,000	7,086
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		22,000	20,902
Builders FirstSource Inc 6.375% 3/1/2034 (c)		38,000	37,861
Builders FirstSource Inc 6.75% 5/15/2035 (c)		30,000	30,170
Carrier Global Corp 2.493% 2/15/2027		130,000	125,951
Carrier Global Corp 5.9% 3/15/2034		4,000	4,203
Carrier Global Corp 6.2% 3/15/2054		2,000	2,114
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		36,000	26,132
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		17,000	13,635
			268,054
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (c)		97,000	82,431
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		116,000	104,043
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		29,000	27,441
OT Midco Inc 10% 2/15/2030 (c)		33,000	27,493
Reworld Holding Corp 4.875% 12/1/2029 (c)		180,000	170,431
			411,839
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		56,000	55,951
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (c)		10,000	9,083
Sensata Technologies BV 4% 4/15/2029 (c)		10,000	9,387
WESCO Distribution Inc 6.375% 3/15/2033 (c)		19,000	19,353
			37,823
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)		15,000	15,112
Industrial Conglomerates - 0.2%
Honeywell International Inc 1.75% 9/1/2031		140,000	117,781
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	127,727
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	51,061
			296,569
Machinery - 0.1%
Chart Industries Inc 9.5% 1/1/2031 (c)		7,000	7,459
Enpro Inc 6.125% 6/1/2033 (c)		15,000	15,112
Otis Worldwide Corp 2.565% 2/15/2030		140,000	127,678
Terex Corp 6.25% 10/15/2032 (c)		36,000	35,402
			185,651
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		20,000	19,784
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (c)(d)		2,523	1,955
			21,739
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 6% 3/1/2029 (c)		20,000	17,035
Herc Holdings Escrow Inc 7% 6/15/2030 (c)(l)		25,000	25,756
Herc Holdings Escrow Inc 7.25% 6/15/2033 (c)(l)		20,000	20,584
QXO Building Products Inc 6.75% 4/30/2032 (c)		40,000	41,014
United Rentals North America Inc 6.125% 3/15/2034 (c)		10,000	10,136
			114,525
TOTAL INDUSTRIALS			1,680,133

Information Technology - 1.1%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (c)		5,000	4,589
Viasat Inc 7.5% 5/30/2031 (c)		7,000	5,585
			10,174
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,511
Insight Enterprises Inc 6.625% 5/15/2032 (c)		7,000	7,132
TTM Technologies Inc 4% 3/1/2029 (c)		9,000	8,554
			132,197
IT Services - 0.1%
CoreWeave Inc 9.25% 6/1/2030 (c)		24,000	23,973
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		91,000	84,944
			108,917
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (c)		192,000	179,046
Entegris Inc 5.95% 6/15/2030 (c)		141,000	141,077
Micron Technology Inc 2.703% 4/15/2032		140,000	119,339
Micron Technology Inc 5.8% 1/15/2035		250,000	251,956
ON Semiconductor Corp 3.875% 9/1/2028 (c)		77,000	73,542
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(h)(m)		10,027	9,651
			774,611
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (c)		53,000	55,728
Cloud Software Group Inc 9% 9/30/2029 (c)		75,000	76,769
Elastic NV 4.125% 7/15/2029 (c)		94,000	88,141
Fair Isaac Corp 6% 5/15/2033 (c)		30,000	29,943
Gen Digital Inc 6.25% 4/1/2033 (c)		10,000	10,111
Gen Digital Inc 7.125% 9/30/2030 (c)		43,000	44,384
Rackspace Finance LLC 3.5% 5/15/2028 (c)		3,340	1,202
UKG Inc 6.875% 2/1/2031 (c)		5,000	5,152
			311,430
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		10,000	10,019
Seagate HDD Cayman 4.125% 1/15/2031		48,000	44,491
Seagate HDD Cayman 5.75% 12/1/2034		4,000	3,927
Seagate HDD Cayman 8.25% 12/15/2029		7,000	7,462
Western Digital Corp 2.85% 2/1/2029		16,000	14,622
Western Digital Corp 3.1% 2/1/2032		18,000	15,539
			96,060
TOTAL INFORMATION TECHNOLOGY			1,433,389

Materials - 0.7%
Chemicals - 0.4%
Celanese US Holdings LLC 6.5% 4/15/2030		10,000	10,077
Celanese US Holdings LLC 6.75% 4/15/2033		23,000	22,385
Chemours Co/The 4.625% 11/15/2029 (c)		138,000	112,886
GPD Cos Inc 10.125% 4/1/2026 (c)		10,000	9,616
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		74,000	64,493
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		26,932	23,868
Linde Finance BV 0.55% 5/19/2032 (k)	EUR	100,000	95,209
Mativ Holdings Inc 8% 10/1/2029 (c)		15,000	12,797
Olin Corp 5% 2/1/2030		21,000	19,876
Olin Corp 6.625% 4/1/2033 (c)		64,000	61,259
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		104,000	96,540
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,000	4,194
			533,200
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		52,000	52,840
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		19,000	19,280
			72,120
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		75,000	66,535
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		21,000	21,052
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		23,000	23,244
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		7,000	7,158
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026		15,000	14,991
Crown Americas LLC 5.875% 6/1/2033 (c)		20,000	19,864
Graphic Packaging International LLC 4.75% 7/15/2027 (c)		6,000	5,911
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		103,000	103,152
Sealed Air Corp 6.5% 7/15/2032 (c)		38,000	38,918
			300,825
Metals & Mining - 0.0%
Novelis Corp 3.25% 11/15/2026 (c)		5,000	4,904
TOTAL MATERIALS			911,049

Real Estate - 1.4%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		124,000	112,965
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		73,000	77,444
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		1,000	943
WP Carey Inc 2.45% 2/1/2032		220,000	184,940
			376,292
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	177,525
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	7,580
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		99,000	86,288
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		14,000	14,351
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,000	3,381
			289,125
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)(l)(n)		13,000	13,220
Industrial REITs - 0.1%
Prologis LP 2.875% 11/15/2029		200,000	186,645
Office REITs - 0.4%
Boston Properties LP 2.45% 10/1/2033		220,000	172,468
Boston Properties LP 6.75% 12/1/2027		17,000	17,737
COPT Defense Properties LP 2% 1/15/2029		150,000	134,382
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	92,854
			417,441
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		3,200	2,923
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		24,000	19,680
CBRE Services Inc 2.5% 4/1/2031		140,000	122,137
Forestar Group Inc 6.5% 3/15/2033 (c)		26,000	25,781
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		21,000	19,070
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		101,000	98,477
			288,068
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.2% 4/1/2032		101,000	100,420
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	181,886
Regency Centers LP 5.1% 1/15/2035		32,000	31,565
			313,871
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (c)		19,000	18,774
TOTAL REAL ESTATE			1,903,436

Utilities - 2.8%
Electric Utilities - 1.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	181,032
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	203,431
DPL Inc 4.35% 4/15/2029		158,000	152,067
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	168,153
Duke Energy Corp 5.45% 6/15/2034		200,000	201,834
Edison International 6.25% 3/15/2030		5,000	5,064
Edison International 7.875% 6/15/2054 (d)		37,000	35,599
Edison International 8.125% 6/15/2053 (d)		15,000	14,819
Northern States Power Co/MN 2.25% 4/1/2031		265,000	235,681
NRG Energy Inc 5.75% 7/15/2029 (c)		71,000	70,235
NRG Energy Inc 6% 2/1/2033 (c)		5,000	4,955
NRG Energy Inc 6.25% 11/1/2034 (c)		14,000	14,005
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	123,328
PG&E Corp 5% 7/1/2028		30,000	29,272
PG&E Corp 7.375% 3/15/2055 (d)		25,000	24,480
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	125,020
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (c)		2,000	1,935
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		49,000	49,240
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		21,000	21,930
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)		21,000	22,029
			1,684,109
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 1.375% 1/15/2026		140,000	136,821
AES Corp/The 2.45% 1/15/2031		527,000	450,631
AES Corp/The 5.8% 3/15/2032		250,000	247,808
AES Corp/The 6.95% 7/15/2055 (d)		74,000	70,208
Sunnova Energy Corp 5.875% 9/1/2026 (c)		51,000	15,173
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		155,000	146,105
			1,066,746
Multi-Utilities - 0.8%
Dominion Energy Inc 2.25% 8/15/2031		409,000	350,417
NiSource Inc 1.7% 2/15/2031		370,000	312,762
NiSource Inc 5.35% 4/1/2034		150,000	150,489
Puget Energy Inc 4.224% 3/15/2032		255,000	234,970
			1,048,638
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (c)		19,000	19,103
TOTAL UTILITIES			3,818,596

TOTAL UNITED STATES			27,839,744
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		51,000	50,373
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $39,135,130)			39,277,475

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Europe BV 2.502% (d)(k)(o)	EUR	100,000	111,118
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (d)(o)		10,000	10,037
Energy Transfer LP Series G, 7.125% (d)(o)		8,000	8,061
			18,098
Financials - 0.1%
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(o)		7,000	6,130
Ally Financial Inc 4.7% (d)(o)		60,000	56,817
			62,947
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(o)		5,141	5,219
TOTAL FINANCIALS			68,166

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(d)(o)		19,000	19,073
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(o)		3,000	2,709
TOTAL UNITED STATES			108,046
TOTAL PREFERRED SECURITIES (Cost $204,581)			219,164

U.S. Government Agency - Mortgage Securities - 22.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.3%
Fannie Mae 2.5% 1/1/2052	91,799	75,375
Fannie Mae 2.5% 6/1/2052	184,740	153,188
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,995	12,343
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,155	12,484
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,509	13,678
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,975	13,208
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,312	13,486
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,301	13,476
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,444	14,457
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,840	13,951
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	16,195	14,238
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	17,093	15,012
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	34,259	31,172
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	44,002	37,529
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	198,764	155,718
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	583,231	454,371
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	52,728	41,655
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	261,557	222,381
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	69,350	63,233
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	43,507	39,670
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	50,263	39,441
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	49,539	45,169
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	48,894	40,238
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	42,252	34,587
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,425	19,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,340	34,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	40,917	33,674
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	163,177	134,747
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	181,281	148,168
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	42,295	36,342
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	46,706	40,131
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	243,252	209,012
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	94,244	80,949
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	41,118	35,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	139,775	123,049
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	185,700	160,460
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	62,321	53,549
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	160,731	139,187
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	43,220	37,372
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	23,199	21,092
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	175,753	162,456
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	21,793	19,834
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	92,532	84,099
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	48,745	45,012
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	40,864	37,815
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	14,158	12,886
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,414	19,885
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	39,273	36,409
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	93,193	88,230
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	342,778	332,213
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	42,144	40,954
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	92,067	91,432
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,021	47,675
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	503,985	499,565
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	194,977	193,511
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	86,470	87,901
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	72,626	74,647
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	199,510	204,313
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	79,392	80,354
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,706	23,994
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,891	48,472
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	51,989	53,074
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	192,389	194,662
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	98,125	102,190
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,488	15,922
Freddie Mac Gold Pool 1.5% 1/1/2036	14,186	12,512
Freddie Mac Gold Pool 1.5% 11/1/2035	17,984	15,862
Freddie Mac Gold Pool 1.5% 2/1/2036	15,113	13,329
Freddie Mac Gold Pool 1.5% 3/1/2036	14,690	12,957
Freddie Mac Gold Pool 1.5% 4/1/2036	15,879	13,985
Freddie Mac Gold Pool 1.5% 4/1/2041	121,937	100,461
Freddie Mac Gold Pool 1.5% 4/1/2051	109,866	81,194
Freddie Mac Gold Pool 1.5% 5/1/2036	16,348	14,399
Freddie Mac Gold Pool 1.5% 6/1/2036	16,349	14,400
Freddie Mac Gold Pool 2% 11/1/2050	314,138	246,106
Freddie Mac Gold Pool 2% 3/1/2052	51,396	40,394
Freddie Mac Gold Pool 2% 4/1/2042	245,384	208,497
Freddie Mac Gold Pool 2% 4/1/2052	48,714	38,286
Freddie Mac Gold Pool 2% 9/1/2050	89,567	70,170
Freddie Mac Gold Pool 2.5% 10/1/2051	50,012	41,158
Freddie Mac Gold Pool 2.5% 11/1/2050	52,550	43,706
Freddie Mac Gold Pool 2.5% 12/1/2051	85,539	70,021
Freddie Mac Gold Pool 2.5% 3/1/2050	95,361	78,746
Freddie Mac Gold Pool 2.5% 4/1/2042	117,436	102,329
Freddie Mac Gold Pool 2.5% 4/1/2047	44,951	37,302
Freddie Mac Gold Pool 2.5% 4/1/2052	200,028	165,866
Freddie Mac Gold Pool 2.5% 7/1/2036	55,379	51,408
Freddie Mac Gold Pool 2.5% 9/1/2051	29,772	24,511
Freddie Mac Gold Pool 3% 1/1/2052	33,336	28,643
Freddie Mac Gold Pool 3% 10/1/2049	12,534	10,826
Freddie Mac Gold Pool 3% 3/1/2050	22,693	19,573
Freddie Mac Gold Pool 3% 3/1/2052	19,338	16,571
Freddie Mac Gold Pool 3% 4/1/2050	22,752	19,624
Freddie Mac Gold Pool 3% 5/1/2035	68,805	65,481
Freddie Mac Gold Pool 3% 5/1/2051	42,889	36,926
Freddie Mac Gold Pool 3% 6/1/2052	54,798	46,956
Freddie Mac Gold Pool 3.5% 11/1/2047	10,064	9,159
Freddie Mac Gold Pool 3.5% 2/1/2043	21,144	19,580
Freddie Mac Gold Pool 3.5% 7/1/2042	12,954	11,998
Freddie Mac Gold Pool 3.5% 7/1/2047	11,665	10,616
Freddie Mac Gold Pool 3.5% 8/1/2047	17,962	16,348
Freddie Mac Gold Pool 3.5% 9/1/2042	30,278	28,022
Freddie Mac Gold Pool 3.5% 9/1/2042	16,409	15,176
Freddie Mac Gold Pool 4% 10/1/2052	37,572	34,868
Freddie Mac Gold Pool 4% 2/1/2053	140,008	129,757
Freddie Mac Gold Pool 4.5% 11/1/2052	86,039	81,457
Freddie Mac Gold Pool 5% 12/1/2052	40,945	40,096
Freddie Mac Gold Pool 5.5% 1/1/2055	59,155	59,357
Freddie Mac Gold Pool 6% 12/1/2052	45,202	46,131
Freddie Mac Gold Pool 6% 2/1/2055	168,331	172,424
Freddie Mac Gold Pool 6% 4/1/2054	89,624	91,719
Ginnie Mae I Pool 4% 10/20/2052	89,171	82,328
Ginnie Mae I Pool 4.5% 4/20/2053	89,820	85,151
Ginnie Mae I Pool 5% 10/20/2054	222,498	216,001
Ginnie Mae II Pool 2% 1/20/2051	184,854	148,581
Ginnie Mae II Pool 2% 10/20/2050	184,935	148,646
Ginnie Mae II Pool 2% 11/20/2050	45,981	36,958
Ginnie Mae II Pool 2% 12/20/2050	90,482	72,727
Ginnie Mae II Pool 2% 2/20/2051	19,596	15,751
Ginnie Mae II Pool 2% 2/20/2052	513,358	412,625
Ginnie Mae II Pool 2% 3/20/2052	73,362	58,990
Ginnie Mae II Pool 2% 6/1/2055 (l)	775,000	622,656
Ginnie Mae II Pool 2% 7/1/2055 (l)	250,000	200,827
Ginnie Mae II Pool 2% 9/20/2050	49,606	39,903
Ginnie Mae II Pool 2.5% 5/20/2052	370,202	310,573
Ginnie Mae II Pool 2.5% 6/1/2055 (l)	450,000	377,115
Ginnie Mae II Pool 2.5% 7/1/2055 (l)	275,000	230,373
Ginnie Mae II Pool 2.5% 8/20/2051	277,715	232,940
Ginnie Mae II Pool 3% 6/1/2055 (l)	700,000	610,048
Ginnie Mae II Pool 3.5% 6/1/2055 (l)	350,000	311,532
Ginnie Mae II Pool 3.5% 7/1/2055 (l)	250,000	222,435
Ginnie Mae II Pool 4% 12/20/2054	148,501	136,107
Ginnie Mae II Pool 4.5% 6/1/2055 (l)	700,000	660,840
Ginnie Mae II Pool 5% 12/20/2054	24,705	23,981
Ginnie Mae II Pool 5% 6/1/2055 (l)	400,000	388,132
Ginnie Mae II Pool 5.5% 6/1/2055 (l)	50,000	49,657
Ginnie Mae II Pool 5.5% 7/1/2055 (l)	50,000	49,610
Ginnie Mae II Pool 6% 1/20/2055	49,384	49,902
Ginnie Mae II Pool 6% 6/1/2055 (l)	1,550,000	1,565,055
Ginnie Mae II Pool 6% 7/1/2055 (l)	1,550,000	1,562,693
Ginnie Mae II Pool 6.5% 6/1/2055 (l)	200,000	204,277
Ginnie Mae II Pool 6.5% 7/1/2055 (l)	200,000	204,136
Uniform Mortgage Backed Securities 2% 6/1/2040 (l)	650,000	587,006
Uniform Mortgage Backed Securities 2% 6/1/2055 (l)	3,925,000	3,050,922
Uniform Mortgage Backed Securities 2% 7/1/2055 (l)	2,900,000	2,255,429
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (l)	1,800,000	1,466,929
Uniform Mortgage Backed Securities 3% 6/1/2055 (l)	750,000	638,437
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (l)	350,000	310,461
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (l)	275,000	243,880
Uniform Mortgage Backed Securities 4% 6/1/2055 (l)	25,000	22,922
Uniform Mortgage Backed Securities 5% 6/1/2055 (l)	200,000	193,648
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (l)	600,000	594,188
Uniform Mortgage Backed Securities 6% 6/1/2055 (l)	1,925,000	1,944,325
Uniform Mortgage Backed Securities 6% 7/1/2055 (l)	475,000	479,156
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (l)	725,000	744,484
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (l)	350,000	359,078
TOTAL UNITED STATES		30,204,881
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $30,282,752)		30,204,881

U.S. Treasury Obligations - 43.2%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,410,000	1,435,080
US Treasury Bonds 2.25% 5/15/2041 (q)	3.80 to 4.58	133,000	94,669
US Treasury Bonds 3.25% 5/15/2042	3.24	100,000	81,117
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.28	600,000	493,898
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	145,351
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	87,755
US Treasury Bonds 4% 11/15/2042	3.84	225,000	201,472
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	498,371
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,402,956
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.66	2,214,500	1,980,247
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,159,974
US Treasury Bonds 4.5% 2/15/2044	4.62	85,000	80,611
US Treasury Bonds 4.625% 11/15/2044	4.94	155,000	148,873
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.85	1,519,000	1,448,945
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,217,550
US Treasury Bonds 4.75% 5/15/2055	4.92 to 4.95	1,136,000	1,106,890
US Treasury Notes 3.625% 8/31/2029	3.41 to 3.50	1,600,000	1,580,750
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.10	3,014,000	2,931,704
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	34,493
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	1,970,193
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	700,082
US Treasury Notes 3.875% 4/30/2030	4.00	1,000,000	996,016
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	4,264,000	4,107,048
US Treasury Notes 4% 1/31/2029	4.25	150,000	150,463
US Treasury Notes 4% 2/15/2034	4.08 to 4.74	1,474,000	1,440,202
US Treasury Notes 4% 2/28/2030	4.03	1,200,000	1,202,578
US Treasury Notes 4% 3/31/2030	3.96	150,000	150,258
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	2,888,000	2,859,571
US Treasury Notes 4% 7/31/2029	3.65 to 3.83	2,080,000	2,085,490
US Treasury Notes 4.125% 10/31/2031	4.23 to 4.39	1,370,000	1,369,893
US Treasury Notes 4.125% 11/30/2029	4.08	500,000	503,770
US Treasury Notes 4.125% 11/30/2031	4.13 to 4.56	3,100,000	3,098,305
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.22	2,010,000	2,006,545
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.03	1,100,000	1,097,766
US Treasury Notes 4.125% 7/31/2031	3.77 to 3.90	1,823,000	1,825,317
US Treasury Notes 4.25% 1/31/2030	4.32 to 4.39	550,000	556,789
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.44	230,000	227,736
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.48	1,100,000	1,087,625
US Treasury Notes 4.25% 6/30/2029	4.10 to 4.35	1,130,000	1,143,848
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.55	890,000	892,503
US Treasury Notes 4.5% 11/15/2033	4.13 to 4.22	835,000	847,460
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	3,979,676
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	2,270,000	2,311,894
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,379
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,125,309
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	29,282
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,649,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,175,976)			58,561,392

Money Market Funds - 12.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $16,204,119)	4.32	16,200,879	16,204,119

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $156,936,464)	155,373,743
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(19,841,955)
NET ASSETS - 100.0%	135,531,788

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(250,000)	(200,857)
Ginnie Mae II Pool 2.5% 6/1/2055	(275,000)	(230,459)
Ginnie Mae II Pool 3.5% 6/1/2055	(250,000)	(222,523)
Ginnie Mae II Pool 5.5% 6/1/2055	(50,000)	(49,656)
Ginnie Mae II Pool 6% 6/1/2055	(1,550,000)	(1,565,055)
Ginnie Mae II Pool 6.5% 6/1/2055	(200,000)	(204,277)
Uniform Mortgage Backed Securities 2% 6/1/2055	(3,000,000)	(2,331,915)
Uniform Mortgage Backed Securities 3% 6/1/2055	(300,000)	(255,375)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(275,000)	(243,933)
Uniform Mortgage Backed Securities 6% 6/1/2055	(1,125,000)	(1,136,294)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(650,000)	(667,468)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,107,812)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,102,774)		(7,107,812)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	3	Sep 2025	338,438	5,013	5,013
CBOT 2 Year US Treasury Note Contracts (United States)	4	Sep 2025	830,063	1,649	1,649
CBOT 5 Year US Treasury Note Contracts (United States)	13	Sep 2025	1,407,961	10,587	10,587
CBOT US Treasury Long Bond Contracts (United States)	2	Sep 2025	226,250	5,412	5,412

TOTAL PURCHASED					22,661

Sold

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	11	Sep 2025	1,475,438	(1,638)	(1,638)
Eurex Deutschland Contracts (Germany)	3	Sep 2025	446,300	(1,197)	(1,197)

TOTAL SOLD					(2,835)

TOTAL FUTURES CONTRACTS					19,826
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	91,191	AUD	141,000	JPMorgan Chase Bank NA	7/08/25	255
USD	321,192	CAD	442,000	JPMorgan Chase Bank NA	7/08/25	(1,460)
USD	5,858,260	EUR	5,144,000	Goldman Sachs Bank USA	7/08/25	4,144
USD	423,724	EUR	375,000	JPMorgan Chase Bank NA	7/08/25	(3,043)
USD	3,417	EUR	3,000	JPMorgan Chase Bank NA	7/08/25	3
USD	24,868	EUR	22,000	JPMorgan Chase Bank NA	7/08/25	(169)
USD	963,052	GBP	719,000	BNP Paribas SA	7/08/25	(5,849)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(6,119)
Unrealized Appreciation						4,402
Unrealized Depreciation						(10,521)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,857,192 or 14.7% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,134 and $6,883, respectively.

(h)	Level 3 security
(i)	Non-income producing
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,021,504 or 5.2% of net assets.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	A portion of the security sold on a delayed delivery basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $75,450.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,628,666	40,881,707	33,306,254	334,331	-	-	16,204,119	16,200,879	0.0%
Total	8,628,666	40,881,707	33,306,254	334,331	-	-	16,204,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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